Financial Assets and Liabilities - Summary of Net Debt Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Borrowings at beginning of period	$ (96,634)
Leases at beginning of period	(10,271)
Warrant liability at beginning of period	(2,185)	$ 0
Sub-total at beginning of period	(109,090)
Cash and cash equivalents at beginning of period	60,447	136,881	$ 129,328
Net debt total at beginning of period	(48,643)
Cash Flows	5,926
Liabilities from financing activities, Leases	3,170
Liabilities from financing activities, Sub-total	0
Liabilities from financing activities, Sub-total	9,096
Net increase/(decrease) in cash and cash equivalents	11,039	(75,884)	6,138
Cash Flows, Total	20,135
Remeasurement adjustments	358
Remeasurement adjustments, Warrants	(2,205)
Remeasurement adjustments	(1,847)
Increase decrease in borrowing liabilities classified as financing activities	(18,413)
Increase (decrease)in lease liabilities arising from financing activities	(738)
Other Changes	(19,151)
Issuance of warrants, warrant liability	(1,036)
Issuance Of Warrants	(1,036)
Increase (decrease) in acquisition of lease liabilities arising from financing activities	0
Acquisition – leases	0
Foreign exchange adjustments, Leases	107
Foreign exchange adjustments, Sub-total	107
Foreign exchange adjustments	(168)	(550)	1,415
Foreign exchange adjustments	(61)
Borrowings at end of period	(108,763)	(96,634)
Leases at end of period	(7,732)	(10,271)
Warrant liability at end of period	(5,426)	(2,185)	0
Sub-total at end of period	(121,921)	(109,090)
Cash and cash equivalents at end of period	71,318	60,447	$ 136,881
Net debt total at end of period	$ (50,603)	$ (48,643)